UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/16

Item 1. Schedule of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited)

Franklin NextStep Conservative Fund	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 88.1%
Domestic Equity 11.1%
Delaware Value Fund, Class I	5,965	$115,838
[a] Franklin Focused Core Equity Fund, Class R6	5,001	69,518
iShares Core S&P 500 ETF	105	22,958
Pioneer Fundamental Growth Fund, Class K	1,181	23,192
		231,506
Domestic Fixed Income 55.4%
Delaware Corporate Bond Fund, Class I	54,770	325,334
[a] Franklin Strategic Income Fund, Class R6	15,695	150,986
iShares 7-10 Year Treasury Bond ETF	1,558	174,138
iShares Core U.S. Aggregate Bond ETF	3,509	395,008
iShares TIPS Bond ETF	1,001	116,156
		1,161,622
Foreign Equity 7.4%
Columbia European Equity Fund, Class Z	6,167	38,052
[a] Franklin Mutual European Fund, Class R6	1,672	31,249
iShares MSCI Japan ETF (Japan)	2,106	25,862
Van Eck Emerging Markets Fund, Class I	4,247	59,543
		154,706
Foreign Fixed Income 14.2%
[a] Templeton Global Total Return Fund, Class R6	13,151	149,923
Vanguard Total International Bond ETF	2,636	147,853
		297,776
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $1,812,585)		1,845,610
Short Term Investments (Cost $154,636) 7.4%
Money Market Funds 7.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	154,636	154,636
Total Investments (Cost $1,967,221) 95.5%		2,000,246
Other Assets, less Liabilities 4.5%		94,826
Net Assets 100.0%		$2,095,072

a See Note 4 regarding investments in FT Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	- Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited)

Franklin NextStep Growth Fund	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 92.2%
Alternative Strategies 1.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,193	$56,140
Domestic Equity 38.3%
Delaware Value Fund, Class I	20,274	393,716
[a] Franklin Focused Core Equity Fund, Class R6	16,295	226,502
[a,b] Franklin Small Cap Growth Fund, Class R6	2,874	56,158
iShares Core S&P 500 ETF	1,286	281,184
Pioneer Fundamental Growth Fund, Class K	8,548	167,880
		1,125,440
Domestic Fixed Income 16.7%
Delaware Corporate Bond Fund, Class I	20,659	122,714
iShares 7-10 Year Treasury Bond ETF	2,197	245,559
iShares Core U.S. Aggregate Bond ETF	1,091	122,814
		491,087
Foreign Equity 27.6%
Brookfield Global Listed Real Estate Fund, Class I	3,991	56,113
Columbia European Equity Fund, Class Z	23,859	147,210
[a] Franklin Mutual European Fund, Class R6	7,058	131,911
iShares Core MSCI Emerging Markets ETF	1,340	59,509
iShares MSCI Eurozone ETF	1,441	49,296
iShares MSCI Japan ETF (Japan)	10,125	124,335
Van Eck Emerging Markets Fund, Class I	17,119	240,014
		808,388
Foreign Fixed Income 7.7%
[a] Templeton Global Total Return Fund, Class R6	8,986	102,437
Vanguard Total International Bond ETF	2,198	123,286
		225,723
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $2,596,367)		2,706,778
Short Term Investments (Cost $101,160) 3.4%
Money Market Funds 3.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	101,160	101,160
Total Investments (Cost $2,697,527) 95.6%		2,807,938
Other Assets, less Liabilities 4.4%		129,301
Net Assets 100.0%		$2,937,239

a See Note 4 regarding investments in FT Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	- Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited)

Franklin NextStep Moderate Fund	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 93.6%
Alternative Strategies 2.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	14,942	$161,528
Domestic Equity 29.4%
Delaware Value Fund, Class I	43,429	843,391
[a] Franklin Focused Core Equity Fund, Class R6	34,679	482,034
iShares Core S&P 500 ETF	3,307	723,076
Pioneer Fundamental Growth Fund, Class K	18,423	361,832
		2,410,333
Domestic Fixed Income 27.1%
Delaware Corporate Bond Fund, Class I	93,563	555,763
[a] Franklin Strategic Income Fund, Class R6	34,649	333,320
iShares 7-10 Year Treasury Bond ETF	4,569	510,677
iShares Core U.S. Aggregate Bond ETF	5,331	600,111
iShares TIPS Bond ETF	1,916	222,333
		2,222,204
Foreign Equity 22.8%
Brookfield Global Listed Real Estate Fund, Class I	11,507	161,791
Columbia European Equity Fund, Class Z	53,981	333,065
[a] Franklin Mutual European Fund, Class R6	15,900	297,168
iShares Core MSCI Emerging Markets ETF	4,485	199,179
iShares MSCI Eurozone ETF	3,254	111,319
iShares MSCI Japan ETF (Japan)	23,737	291,490
Van Eck Emerging Markets Fund, Class I	33,476	469,338
		1,863,350
Foreign Fixed Income 12.3%
[a] Templeton Global Total Return Fund, Class R6	44,319	505,239
Vanguard Total International Bond ETF	8,993	504,418
		1,009,657
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $7,415,519)		7,667,072
Short Term Investments (Cost $490,497) 6.0%
Money Market Funds 6.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	490,497	490,497
Total Investments (Cost $7,906,016) 99.6%		8,157,569
Other Assets, less Liabilities 0.4%		34,291
Net Assets 100.0%		$8,191,860

a See Note 4 regarding investments in FT Underlying Funds.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

ETF	- Exchange Traded Fund

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited)

Franklin Payout 2017 Fund	Country	Principal Amount*	Value
Corporate Bonds 79.4%
Automobiles & Components 1.4%
[a] Hyundai Capital America, senior note, 144A, 2.125%, 10/02/17	United States	50,000	$50,348
Banks 14.4%
Bank of America Corp., senior note, 6.40%, 8/28/17	United States	100,000	104,803
Bank of Nova Scotia, senior note, 1.375%, 12/18/17	Canada	100,000	100,164
HSBC USA Inc., senior note, 1.50%, 11/13/17	United States	100,000	99,876
Royal Bank of Canada, secured note, 1.20%, 9/19/17	Canada	100,000	100,018
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	100,000	105,427
			510,288
Capital Goods 4.4%
General Dynamics Corp., senior note, 1.00%, 11/15/17	United States	50,000	49,982
General Electric Co., senior note, 5.25%, 12/06/17	United States	100,000	105,220
			155,202
Consumer Services 1.4%
Carnival Corp., senior note, 1.875%, 12/15/17	United States	50,000	50,370
Diversified Financials 8.9%
The Bear Stearns Cos. LLC, senior note, 6.40%, 10/02/17	United States	100,000	105,357
The Goldman Sachs Group Inc., senior note, 6.25%, 9/01/17	United States	100,000	104,805
Morgan Stanley, senior note, 5.95%, 12/28/17	United States	100,000	105,843
			316,005
Energy 10.2%
Anadarko Petroleum Corp., senior note, 6.375%, 9/15/17	United States	7,000	7,324
EOG Resources Inc., senior note, 5.875%, 9/15/17	United States	100,000	104,726
Kinder Morgan Inc., senior note, 7.00%, 6/15/17	United States	50,000	51,906
National Oilwell Varco Inc., senior note, 1.35%, 12/01/17	United States	100,000	99,297
Statoil ASA, senior note, 1.25%, 11/09/17	Norway	100,000	100,111
			363,364
Food & Staples Retailing 1.4%
Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	50,000	50,307
Food, Beverage & Tobacco 1.4%
Bunge Ltd. Finance Corp., senior note, 3.20%, 6/15/17	United States	50,000	50,697
Health Care Equipment & Services 4.2%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	100,000	100,292
Becton Dickinson and Co., senior note, 1.80%, 12/15/17	United States	50,000	50,307
			150,599
Insurance 4.3%
MetLife Inc., senior note, 1.903%, 12/15/17	United States	100,000	100,615
Prudential Financial Inc., senior note, 6.00%, 12/01/17	United States	50,000	52,808
			153,423
Materials 5.8%
Ecolab Inc., senior note, 1.45%, 12/08/17	United States	50,000	50,155
Potash Corp. of Saskatchewan Inc., senior note, 3.25%, 12/01/17	Canada	100,000	101,886
Rohm & Haas Co., senior bond, 6.00%, 9/15/17	United States	50,000	52,310
			204,351
Media 3.0%
Time Warner Cos. Inc., senior bond, 7.25%, 10/15/17	United States	50,000	53,260
Viacom Inc., senior note, 6.125%, 10/05/17	United States	50,000	52,456
			105,716
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 1.75%, 11/06/17	United States	50,000	50,240
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp., senior note, 1.35%, 12/15/17	United States	100,000	100,460
Software & Services 1.4%
Autodesk Inc., senior note, 1.95%, 12/15/17	United States	50,000	50,194

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited) (continued)
Technology Hardware & Equipment 1.4%
[a] Hewlett Packard Enterprise Co., senior note, 144A, 2.45%, 10/05/17	United States	50,000	50,434
Telecommunication Services 4.2%
AT&T Inc., senior note, 1.40%, 12/01/17	United States	50,000	50,070
Verizon Communications Inc., senior note, 1.10%, 11/01/17	United States	100,000	99,941
			150,011
Utilities 7.4%
American Electric Power Co. Inc., senior note, 1.65%, 12/15/17	United States	50,000	50,117
CenterPoint Energy Resources Corp., senior note, 6.125%, 11/01/17	United States	50,000	52,489
Pacific Gas & Electric Co., senior note, 5.625%, 11/30/17	United States	100,000	105,358
TECO Finance Inc., senior note, 6.572%, 11/01/17	United States	50,000	52,878
			260,842
Total Corporate Bonds (Cost $2,817,481)			2,822,851
U.S. Government and Agency Securities 13.7%
FHLB,
1.125%, 12/08/17	United States	150,000	150,543
3.125%, 12/08/17	United States	155,000	159,521
FNMA, 0.875%, 12/20/17	United States	175,000	175,183
Total U.S. Government and Agency Securities (Cost $484,556)			485,247
Asset-Backed Securities (Cost $100,320) 2.8%
Diversified Financials 2.8%
Discover Card Execution Note Trust, 2014-A5, A, 1.39%, 4/15/20	United States	100,000	100,332
Municipal Bonds (Cost $50,000) 1.4%
Jersey City GO, Hudson County, Qualified Public Improvement, Refunding, Series A,
1.829%, 9/01/17	United States	50,000	50,151
Total Investments before Short Term Investments (Cost $3,452,357)			3,458,581

		Shares
Short Term Investments (Cost $95,966) 2.7%
Money Market Funds 2.7%
[b,c] Institutional Fiduciary Trust Money Market Portfolio	United States	95,966	95,966
Total Investments (Cost $3,548,323) 100.0%			3,554,547
Other Assets, less Liabilities 0.0%†			1,604
Net Assets 100.0%			$3,556,151

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
August 31, 2016, the aggregate value of these securities was $100,782, representing 2.8% of net assets.
b Non-income producing.
c See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS
Selected Portfolio

FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited)

Franklin Payout 2018 Fund	Country	Principal Amount*	Value
Corporate Bonds 80.2%
Automobiles & Components 2.8%
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	100,000	$101,623
Banks 20.1%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	110,906
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	101,445
BNP Paribas SA, senior note, 2.40%, 12/12/18	France	100,000	101,684
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	101,801
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	101,737
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	50,818
Royal Bank of Canada, secured note, 2.00%, 10/01/18	Canada	100,000	100,914
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	50,847
			720,152
Capital Goods 9.2%
Caterpillar Inc., senior note, 7.90%, 12/15/18	United States	100,000	114,638
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	101,759
Raytheon Co., senior bond, 6.40%, 12/15/18	United States	100,000	111,700
			328,097
Consumer Services 2.8%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	101,795
Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	101,207
Energy 11.4%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	54,678
Devon Energy Corp., senior note, 2.25%, 12/15/18	United States	50,000	50,559
Oneok Partners LP, senior note, 3.20%, 9/15/18	United States	50,000	50,878
Shell International Finance BV, senior note, 2.00%, 11/15/18	Netherlands	100,000	101,506
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,937
Statoil ASA, senior note, 1.95%, 11/08/18	Norway	100,000	101,221
			409,779
Food & Staples Retailing 3.0%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	51,095
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	55,892
			106,987
Food, Beverage & Tobacco 7.7%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	58,822
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	101,243
PepsiCo Inc., senior bond, 7.90%, 11/01/18	United States	100,000	114,347
			274,412
Health Care Equipment & Services 2.8%
Boston Scientific Corp., senior note, 2.65%, 10/01/18	United States	50,000	51,193
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,620
			101,813
Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	50,279
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	50,115
			100,394
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	50,000	50,523
Real Estate 1.5%
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	50,000	52,220
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	50,000	50,719
Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	50,896

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited) (continued)
Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	51,048
Utilities 7.7%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	50,596
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	112,255
Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18	United States	100,000	113,735
			276,586
Total Corporate Bonds (Cost $2,855,567)			2,878,251
U.S. Government and Agency Securities 17.3%
FHLB, 3.75%, 12/14/18	United States	125,000	132,765
FNMA, 1.625%, 11/27/18	United States	175,000	177,784
U.S. Treasury Note,
1.375%, 12/31/18	United States	130,000	131,529
1.50%, 12/31/18	United States	175,000	177,570
Total U.S. Government and Agency Securities (Cost $614,765)			619,648
Total Investments before Short Term Investments (Cost $3,470,332)			3,497,899
		Shares
Short Term Investments (Cost $85,793) 2.4%
Money Market Funds 2.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	85,793	85,793
Total Investments (Cost $3,556,125) 99.9%			3,583,692
Other Assets, less Liabilities 0.1%			5,177
Net Assets 100.0%			$3,588,869

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS
Selected Portfolio

FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited)

Franklin Payout 2019 Fund	Country	Principal Amount*	Value
Corporate Bonds 79.9%
Banks 14.9%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	100,000	$101,837
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	101,133
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	101,728
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	101,990
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	102,138
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	109,760
			618,586
Capital Goods 15.5%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	110,542
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	102,488
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	109,327
Emerson Electric Co., senior bond, 4.875%, 10/15/19	United States	100,000	110,580
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	102,842
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	108,709
			644,488
Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	55,577
Diversified Financials 5.1%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	102,297
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	111,230
			213,527
Energy 9.9%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	102,240
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	51,243
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	51,375
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	50,357
Pride International Inc., senior bond, 8.50%, 6/15/19	United States	50,000	52,938
Statoil ASA, senior note, 2.25%, 11/08/19	Norway	100,000	102,222
			410,375
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	101,514
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	51,634
			153,148
Food, Beverage & Tobacco 4.1%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	116,356
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United States	50,000	54,926
			171,282
Health Care Equipment & Services 5.0%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	51,793
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	102,907
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	53,985
			208,685
Insurance 1.4%
CNA Financial Corp., senior bond, 7.35%, 11/15/19	United States	50,000	57,465
Materials 3.8%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	55,382
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	101,601
			156,983
Media 2.4%
Scripps Networks Interactive Inc., senior note, 2.75%, 11/15/19	United States	50,000	50,988
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	51,131
			102,119
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	102,430

Quarterly Statements of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited) (continued)
Real Estate 1.4%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	57,184
Telecommunication Services 1.3%
AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	56,234
Utilities 7.6%
Dominion Resources Inc., senior note, 2.50%, 12/01/19	United States	50,000	51,070
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	51,057
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	108,287
Progress Energy Inc., senior bond, 4.875%, 12/01/19	United States	50,000	54,677
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	50,929
			316,020
Total Corporate Bonds (Cost $3,265,959)			3,324,103
U.S. Government and Agency Securities 17.7%
FFCB, 1.95%, 12/17/19	United States	150,000	153,971
FHLB,
1.25%, 12/13/19	United States	160,000	160,805
2.375%, 12/13/19	United States	210,000	218,688
FNMA, 1.75%, 11/26/19	United States	200,000	204,291
Total U.S. Government and Agency Securities (Cost $724,893)			737,755
Total Investments before Short Term Investments (Cost $3,990,852)			4,061,858

		Shares

Short Term Investments (Cost $93,610) 2.2%
Money Market Funds 2.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	93,610	93,610
Total Investments (Cost $4,084,462) 99.8%			4,155,468
Other Assets, less Liabilities 0.2%			8,263
Net Assets 100.0%			$4,163,731

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited)

Franklin Payout 2020 Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds 75.4%
Banks 5.0%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	100,000	$102,434
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	108,890
			211,324
Capital Goods 8.8%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	100,830
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	110,144
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	51,703
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	106,465
			369,142
Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	54,096
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	52,188
			106,284
Diversified Financials 5.2%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	112,887
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	106,948
			219,835
Energy 11.4%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	52,496
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	56,285
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	54,246
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	49,182
Statoil ASA, senior note, 2.90%, 11/08/20	Norway	100,000	104,790
Transcanada Pipelines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	106,955
Williams Partners LP, senior note, 4.125%, 11/15/20	United States	50,000	51,891
			475,845
Food, Beverage & Tobacco 7.7%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	107,071
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	110,396
PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	106,856
			324,323
Health Care Equipment & Services 9.0%
Aetna Inc., senior bond, 3.95%, 9/01/20	United States	100,000	107,719
Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	52,538
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	54,397
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	54,707
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	108,380
			377,741
Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	106,367
Insurance 9.2%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	United States	100,000	115,449
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	105,157
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	55,182
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	109,171
			384,959
Materials 2.2%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	31,000	33,700
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	56,577
			90,277
Media 1.4%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	50,000	57,151
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	53,330

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited) (continued)
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	53,951
			107,281
Technology Hardware & Equipment 0.2%
HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,545
Utilities 7.7%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	106,475
Constellation Energy Group, senior note, 5.15%, 12/01/20	United States	50,000	55,715
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	53,342
Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000	107,499
			323,031
Total Corporate Bonds (Cost $3,088,129)			3,163,105
Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	103,206
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	103,495
Total Foreign Government and Agency Securities (Cost $201,934)			206,701
U.S. Government and Agency Securities 17.5%
FHLB, 3.125%, 12/11/20	United States	200,000	215,481
U.S. Treasury Note,
2.00%, 11/30/20	United States	145,000	150,027
2.375%, 12/31/20	United States	205,000	215,478
2.625%, 11/15/20	United States	145,000	153,709
Total U.S. Government and Agency Securities (Cost $716,737)			734,695
Total Investments before Short Term Investments (Cost $4,006,800)			4,104,501
		Shares
Short Term Investments (Cost $80,479) 1.9%
Money Market Funds 1.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	80,479	80,479
Total Investments (Cost $4,087,279) 99.7%			4,184,980
Other Assets, less Liabilities 0.3%			11,673
Net Assets 100.0%			$4,196,653

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
August 31, 2016, the value of this security was $56,577, representing 1.3% of net assets.
b A supranational organization is an entity formed by two or more central governments through international treaties.
c Non-income producing.
d See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS
Selected Portfolio

FHLB	- Federal Home Loan Bank

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited)

Franklin Payout 2021 Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds 74.6%
Capital Goods 10.1%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	100,000	$103,569
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	104,663
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	114,239
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	106,494
			428,965
Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	52,044
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	50,813
			102,857
Diversified Financials 5.1%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	107,620
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	109,730
			217,350
Energy 13.7%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	107,850
ConocoPhillips Co., senior note, 2.875%, 11/15/21	United States	100,000	102,831
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	103,817
Statoil ASA, senior note, 2.75%, 11/10/21	Norway	100,000	104,304
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	112,117
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	51,482
			582,401
Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	52,286
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	52,873
			105,159
Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	53,136
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	105,265
			158,401
Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	56,288
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	107,570
			163,858
Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	56,027
Materials 5.1%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	106,813
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	54,730
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	50,000	56,214
			217,757
Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	112,346
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	105,130
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	54,971
			272,447
Real Estate 4.0%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	50,000	58,344
Simon Property Group LP, senior bond, 4.125%, 12/01/21	United States	100,000	110,580
			168,924
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	107,985
Software & Services 2.5%
International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000	105,759

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2016 (unaudited) (continued)
Technology Hardware & Equipment 2.7%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000	116,015
Telecommunication Services 3.9%
[a] Telstra Corp. Ltd., senior note, 144A, 4.80%, 10/12/21	Australia	100,000	113,666
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	52,560
			166,226
Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	52,899
Utilities 3.7%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	53,558
Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000	106,023
			159,581
Total Corporate Bonds (Cost $3,065,771)			3,182,611
Foreign Government and Agency Securities (Cost $100,148) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	103,089
U.S. Government and Agency Securities 17.6%
FFCB, 2.00%, 12/01/21	United States	200,000	205,722
FHLB, 2.625%, 12/10/21	United States	200,000	212,085
U.S. Treasury Note,
1.875%, 11/30/21	United States	160,000	164,972
2.125%, 12/31/21	United States	160,000	167,003
Total U.S. Government and Agency Securities (Cost $723,444)			749,782
Municipal Bonds (Cost $114,583) 2.8%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	118,782
Total Investments before Short Term Investments (Cost $4,003,946)			4,154,264
		Shares
Short Term Investments (Cost $100,423) 2.4%
Money Market Funds 2.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	100,423	100,423
Total Investments (Cost $4,104,369) 99.8%			4,254,687
Other Assets, less Liabilities 0.2%			8,503
Net Assets 100.0%			$4,263,190

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
August 31, 2016, the value of this security was $113,666, representing 2.7% of net assets.
b A supranational organization is an entity formed by two or more central governments through international treaties.
c Non-income producing.
d See Note 4 regarding investments in FT Underlying Funds.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation

Franklin Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-two separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Certain or all Funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin NextStep	Franklin NextStep	Franklin NextStep	Franklin Payout
	Conservative Fund	Growth Fund	Moderate Fund	2017 Fund

Cost of investments	$1,967,708	$2,700,230	$7,908,851	$3,547,871

Unrealized appreciation	$33,025	$110,411	$251,553	$7,668
Unrealized depreciation	(487)	(2,703)	(2,835)	(992)
Net unrealized appreciation (depreciation)	$32,538	$107,708	$248,718	$6,676

	Franklin Payout	Franklin Payout	Franklin Payout	Franklin Payout
	2018 Fund	2019 Fund	2020 Fund	2021 Fund

Cost of investments	$3,556,083	$4,084,284	$4,087,279	$4,103,667

Unrealized appreciation	$27,760	$74,800	$104,370	$151,083
Unrealized depreciation	(151)	(3,616)	(6,669)	(63)
Net unrealized appreciation (depreciation)	$27,609	$71,184	$97,701	$151,020

4. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers) invest in FT Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the three months ended August 31, 2016, were as follows:

									% of FT
	Number of								Underlying
	Shares			Number of					Fund Shares
	Held at			Shares Value at					Outstanding
	Beginning	Gross	Gross Held at End		End of		Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions Reductions		of Period	Period		Income Gain (Loss)		of Period
Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	2,409	3,403	(811)	5,001	$69,518		$-	$(389)	0.1%
Franklin Growth Opportunities Fund, Class R6	328	133	(461)	-	-	a	-	575		-
Franklin Mutual European Fund, Class R6	1,038	1,185	(551)	1,672	31,249		-	(835)		- [b]
Franklin Strategic Income Fund, Class R6	-	15,716	(21)	15,695	150,986		523	- c		- [b]
Franklin Total Return Fund, Class R6	16,884	6,863	(23,747)	-	-	a	220	6,536		-
Institutional Fiduciary Trust Money Market Portfolio	58,273	910,157	(813,794)	154,636	154,636		-	-		- [b]
Templeton Global Total Return Fund, Class R6	5,695	8,623	(1,167)	13,151	149,923		789	46		- [b]
Total					$556,312		$1,532	$5,933

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	9,903	8,157	(1,765)	16,295	$226,502		$-	$(183)	0.2%
Franklin Growth Opportunities Fund, Class R6	3,040	1,465	(4,505)	-	-	a	-	6,083	-
Franklin K2 Alternative Strategies Fund, Class R6	3,278	2,358	(443)	5,193	56,140		-	(17)	-	b
Franklin Mutual European Fund, Class R6	5,979	4,007	(2,928)	7,058	131,911		-	(3,175)	-	b
Franklin Small Cap Growth Fund, Class R6	1,902	1,335	(363)	2,874	56,158		-	89	-	b
Institutional Fiduciary Trust Money Market Portfolio	119,757	852,269	(870,866)	101,160	101,160		-	-	-	b
Templeton Global Total Return Fund, Class R6	5,492	4,434	(940)	8,986	102,437		707	(139)	-	b
Total					$674,308		$707	$2,658

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	19,714	16,121	(1,156)	34,679	$482,034		$-	$(247)	0.3%
Franklin Growth Opportunities Fund, Class R6	6,052	2,719	(8,771)	-	-	a	-	11,323		-
Franklin K2 Alternative Strategies Fund, Class R6	8,672	6,529	(259)	14,942	161,528		-	(12)		- [b]
Franklin Mutual European Fund, Class R6	12,632	7,013	(3,745)	15,900	297,168		-	(5,104)		- [b]
Franklin Strategic Income Fund, Class R6	-	34,941	(292)	34,649	333,320		1,299.00	(21)		- [b]
Franklin Total Return Fund, Class R6	27,827	9,541	(37,368)	-	-	a	378.00	9,444		-
Institutional Fiduciary Trust Money Market Portfolio	273,535	1,748,280	(1,531,318)	490,497	490,497		-	-		- [b]
Templeton Global Total Return Fund, Class R6	25,218	19,509	(408)	44,319	505,239		3,274.00	(158)		- [b]
Total					$2,269,786		$4,951	$15,225

Franklin Payout 2017 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	91,374	91,446	(86,854)	95,966	$95,966		$-	$-	-	b

Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	39,351	85,508	(39,066)	85,793	$85,793		$-	$-	-	b

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	51,192	81,491	(39,073)	93,610	$93,610		$-	$-	-	b

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	86,725	84,379	(90,625)	80,479	$80,479		$-	$-	-	b

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	48,291	91,044	(38,912)	100,423	$100,423		$-	$-	-	b

aAs of August 31, 2016, no longer held by the fund.
bRounds to less than 0.1%.
bRounds to less than $1.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange Traded Funds [a]	$1,845,610	$-	$-	$1,845,610
Short Term Investments	154,636	-	-	154,636
Total Investments in Securities	$2,000,246	$-	$-	$2,000,246

Franklin NextStep Growth Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange Traded Funds [a]	$2,706,778	$-	$-	$2,706,778
Short Term Investments	101,160	-	-	101,160
Total Investments in Securities	$2,807,938	$-	$-	$2,807,938

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange Traded Funds [a]	$7,667,072	$-	$-	$7,667,072
Short Term Investments	490,497	-	-	490,497
Total Investments in Securities	$8,157,569	$-	$-	$8,157,569

Franklin Payout 2017 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$2,822,851	$-	$2,822,851
U.S. Government and Agency Securities	-	485,247	-	485,247
Asset-Backed Securities	-	100,332	-	100,332
Municipal Bonds	-	50,151	-	50,151
Short Term Investments	95,966	-	-	95,966
Total Investments in Securities	$95,966	$3,458,581	$-	$3,554,547

Franklin Payout 2018 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$2,878,251	$-	$2,878,251
U.S. Government and Agency Securities	-	619,648	-	619,648
Short Term Investments	85,793	-	-	85,793
Total Investments in Securities	$85,793	$3,497,899	$-	$3,583,692

Franklin Payout 2019 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$3,324,103	$-	$3,324,103
U.S. Government and Agency Securities	-	737,755	-	737,755
Short Term Investments	93,610	-	-	93,610
Total Investments in Securities	$93,610	$4,061,858	$-	$4,155,468

Franklin Payout 2020 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$3,163,105	$	- $	3,163,105
Foreign Government and Agency Securities	-	206,701			-	206,701
U.S. Government and Agency Securities	-	734,695			-	734,695
Short Term Investments	80,479	-			-	80,479
Total Investments in Securities	$80,479	$4,104,501	$	- $	4,184,980

Franklin Payout 2021 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$3,182,611	$	- $	3,182,611
Foreign Government and Agency Securities	-	103,089			-	103,089
U.S. Government and Agency Securities	-	749,782			-	749,782
Municipal Bonds	-	118,782			-	118,782
Short Term Investments	100,423	-			-	100,423
Total Investments in Securities	$100,423	$4,154,264	$	- $	4,254,687

aFor detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2016

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2016